Provision for Income Taxes (Details) $ in Millions, ៛ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 KHR (៛)	Dec. 31, 2023 USD ($)
Provision for Income Taxes [Line Items]
Profit tax rate description	Under the two-tiered profits tax rates regime, Hong Kong tax residents are subject to Hong Kong Profits Tax in respect of profits arising in or derived from Hong Kong at 8.25% for the first HK$2 million of profits of the qualifying group entity, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.	Under the two-tiered profits tax rates regime, Hong Kong tax residents are subject to Hong Kong Profits Tax in respect of profits arising in or derived from Hong Kong at 8.25% for the first HK$2 million of profits of the qualifying group entity, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.	Under the two-tiered profits tax rates regime, Hong Kong tax residents are subject to Hong Kong Profits Tax in respect of profits arising in or derived from Hong Kong at 8.25% for the first HK$2 million of profits of the qualifying group entity, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.
Profit tax percent	8.25%	8.25%	8.25%
Remaining estimated percentage	16.50%	16.50%	16.50%
Corporate income tax, percentage	20.00%	20.00%	20.00%
General tax rate, percentage	15.00%	15.00%	15.00%
Other rates provisions percentage	10.00%	10.00%	10.00%
Deemed excess tax payable (in Dollars)	$ 486,706
Aggregate annual income percentage	10.00%	10.00%	10.00%
Net operating loss carry forward (in Dollars)	$ 972,316			$ 164,721
Percentage of allowance on deferred tax assets	100.00%	100.00%	100.00%
Minimum [Member]
Provision for Income Taxes [Line Items]
Progressive rates percentage	0.00%	0.00%	0.00%
Annual turnover ranges (in Riels) | ៛			៛ 1
Maximum [Member]
Provision for Income Taxes [Line Items]
Progressive rates percentage	20.00%	20.00%	20.00%
Annual turnover ranges (in Riels) | ៛			៛ 6
HK [Member] | HK SAR [Member]
Provision for Income Taxes [Line Items]
Estimated assessable profits (in Dollars)		$ 2
Cambodia [Member]
Provision for Income Taxes [Line Items]
Corporate income tax, percentage	20.00%	20.00%	20.00%